Leases - Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases [Abstract]
Weighted-average remaining lease term (years)	2 years 9 months 7 days	3 years 9 months 21 days
Weighted-average discount rate	5.50%	5.08%